Derivative Financial Instruments - Summary of Location on the Consolidated Statement of Financial Position and the Fair Value of DFIs (Detail) - MXN ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Fair value	$ 25,947,993,000	$ 11,496,330,000
Net total	16,629,978,000	(5,153,841,000)
Crude oil options [member]
Disclosure of detailed information about financial instruments [line items]
Fair value	0
Currency Options [member]
Disclosure of detailed information about financial instruments [line items]
Fair value	3,184,942,000	559,751,000
Natural gas options [member]
Disclosure of detailed information about financial instruments [line items]
Fair value	0
Cross - currency swaps [member]
Disclosure of detailed information about financial instruments [line items]
Fair value	22,763,051,000	10,936,579,000
Natural gas swaps [member]
Disclosure of detailed information about financial instruments [line items]
Fair value	0
Interest rate swaps [member]
Disclosure of detailed information about financial instruments [line items]
Fair value	0
Others [member]
Disclosure of detailed information about financial instruments [line items]
Fair value	0
Derivatives not designated as hedges [member]
Disclosure of detailed information about financial instruments [line items]
Derivatives liabilities	(9,318,015,000)	(16,650,171,000)
Derivatives not designated as hedges [member] | Crude oil options [member]
Disclosure of detailed information about financial instruments [line items]
Derivatives liabilities	126.694	137.2577
Derivatives not designated as hedges [member] | Currency Options [member]
Disclosure of detailed information about financial instruments [line items]
Derivatives liabilities	(2,219,000)	(75,776,000)
Derivatives not designated as hedges [member] | Natural gas options [member]
Disclosure of detailed information about financial instruments [line items]
Derivatives liabilities	0	0
Derivatives not designated as hedges [member] | Cross - currency swaps [member]
Disclosure of detailed information about financial instruments [line items]
Derivatives liabilities	(6,005,562,000)	(15,102,586,000)
Derivatives not designated as hedges [member] | Natural gas swaps [member]
Disclosure of detailed information about financial instruments [line items]
Derivatives liabilities	0	0
Derivatives not designated as hedges [member] | Interest rate swaps [member]
Disclosure of detailed information about financial instruments [line items]
Derivatives liabilities	(712,107,000)	(99,232,000)
Derivatives not designated as hedges [member] | Others [member]
Disclosure of detailed information about financial instruments [line items]
Derivatives liabilities	0	$ 0
Derivatives not designated as hedges [member] | Interest Rate Options [Member]
Disclosure of detailed information about financial instruments [line items]
Derivatives liabilities	$ (1,331,187,000)